BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (100.7%)
	Alabama (0.7%)
$2,000,000	Black Belt Energy Gas District, Revenue Bonds[1,2,3]	06/01/49	5.500%	$2,105,804
3,375,000	Industrial Development Board of the City of Mobile Alabama, Revenue Bonds[2,3]	06/01/34	3.920	3,375,000
	Total Alabama			5,480,804

	Arizona (3.9%)
7,000,000	Chandler Industrial Development Authority, Revenue Bonds[2,3]	12/01/37	2.700	6,995,573
2,000,000	Coconino County Pollution Control Corp., Revenue Bonds[2,3]	09/01/32	4.125	2,007,295
3,000,000	County of Yavapai Industrial Development Authority, Revenue Bonds	06/01/27	1.300	2,687,170
3,800,000	Salt Verde Financial Corp., Revenue Bonds	12/01/28	5.250	3,975,553
3,000,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	3,178,877
10,000,000	Salt Verde Financial Corp., Revenue Bonds	12/01/37	5.000	10,452,086
	Total Arizona			29,296,554

	Arkansas (0.4%)
1,000,000	County of Pulaski, Revenue Bonds	03/01/40	5.000	1,082,700
1,000,000	County of Pulaski, Revenue Bonds	03/01/41	5.000	1,078,740
1,000,000	County of Pulaski, Revenue Bonds	03/01/42	5.000	1,074,039
	Total Arkansas			3,235,479

	California (7.0%)
9,550,000	Allan Hancock Joint Community College District, General Obligation Bonds[4]	08/01/42	0.000	7,599,937
3,270,000	Anaheim Public Financing Authority, Revenue Bonds, AGM[4]	09/01/30	0.000	2,554,156
1,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/32	0.000	739,210
1,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/34	0.000	665,405
1,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/36	0.000	586,408
1,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/38	0.000	514,821
1,040,000	Chaffey Joint Union High School District, General Obligation Bonds[4]	08/01/33	0.000	730,491
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[4]	02/01/34	0.000	687,502
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[4]	08/01/39	0.000	508,865
1,500,000	Chaffey Joint Union High School District, General Obligation Bonds[4]	08/01/40	0.000	720,993
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[4]	08/01/42	0.000	433,619
1,785,000	Chaffey Joint Union High School District, General Obligation Bonds[4]	08/01/43	0.000	733,337
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[4]	08/01/44	0.000	388,861
1,450,000	Chino Valley Unified School District, General Obligation Bonds[4]	08/01/34	0.000	976,632
2,200,000	Chino Valley Unified School District, General Obligation Bonds[4]	08/01/35	0.000	1,409,030
1,015,000	Downey Unified School District, General Obligation Bonds[4]	08/01/33	0.000	717,851
1,000,000	Downey Unified School District, General Obligation Bonds[4]	08/01/35	0.000	654,191
5,240,000	Glendale Community College District, General Obligation Bonds[4]	08/01/36	0.000	3,208,551
1,900,000	Glendale Community College District, General Obligation Bonds[4]	08/01/37	0.000	1,100,257
1,110,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[4]	08/01/30	0.000	877,561
2,000,000	Lake Tahoe Unified School District, General Obligation Bonds, AGM[4]	08/01/45	0.000	1,598,159
755,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD-LIBOR + 1.450%)[3]	11/15/27	5.015	744,961

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$7,030,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month CME Term SOFR + 0.720%)[3]	07/01/27	4.411%	$6,981,630
1,310,000	Palmdale Elementary School District, General Obligation Bonds, AGM[4]	08/01/36	0.000	806,241
975,000	Placer Union High School District, General Obligation Bonds, AGM[4]	08/01/30	0.000	766,600
1,200,000	Rialto Unified School District, General Obligation Bonds, BAM[4]	08/01/40	0.000	566,690
1,430,000	Rialto Unified School District, General Obligation Bonds, BAM[4]	08/01/42	0.000	603,990
6,300,000	Rio Hondo Community College District, General Obligation Bonds[4]	08/01/36	0.000	3,847,782
13,000,000	Rio Hondo Community College District, General Obligation Bonds[4]	08/01/43	0.000	5,067,283
4,350,000	Rio Hondo Community College District, General Obligation Bonds[4]	08/01/44	0.000	1,604,611
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[4]	08/01/33	0.000	705,837
1,975,000	San Mateo Union High School District, General Obligation Bonds[4]	09/01/41	0.000	1,910,625
1,095,000	Santa Rita Union School District, General Obligation Bonds, AGM[4]	08/01/33	0.000	764,597
1,040,000	Windsor Unified School District, General Obligation Bonds[4]	08/01/33	0.000	719,811
	Total California			52,496,495

	Colorado (1.4%)
3,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.750	3,651,960
1,750,000	Colorado Health Facilities Authority, Revenue Bonds	01/01/38	4.000	1,759,282
2,620,000	Colorado Health Facilities Authority, Revenue Bonds	11/15/43	4.000	2,572,458
566,266	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	560,647
3,700,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[4]	09/01/35	0.000	2,092,576
	Total Colorado			10,636,923

	Connecticut (2.9%)
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	143,919
450,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	394,358
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	343,456
2,155,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/15/42	4.250	2,148,412
5,760,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/45	3.500	5,622,552
3,800,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[2,3]	07/01/35	0.375	3,677,694
10,000,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[2,3]	07/01/49	1.100	9,601,780
	Total Connecticut			21,932,171

	District of Columbia (1.6%)
5,315,000	District of Columbia, Revenue Bonds	07/15/40	5.000	5,381,583
2,840,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/31	5.000	2,948,903
1,170,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/34	5.000	1,257,223
2,085,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/37	5.000	2,259,566
	Total District of Columbia			11,847,275

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Florida (4.8%)
$7,500,000	City of South Miami Health Facilities Authority, Inc., Revenue Bonds	08/15/42	5.000%	$7,717,961
1,845,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/27	5.000	1,947,319
3,050,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/31	5.000	3,292,283
2,300,000	County of Broward Convention Center Hotel Revenue, Revenue Bonds	01/01/41	4.000	2,229,131
3,000,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	3,153,885
1,920,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/32	5.000	2,121,711
2,500,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	2,656,050
5,850,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	6,060,280
3,275,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/38	5.000	3,449,385
3,275,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/36	4.000	3,274,285
	Total Florida			35,902,290

	Georgia (1.8%)
5,000,000	Development Authority of Burke County, Revenue Bonds[2,3]	01/01/40	1.500	4,737,533
2,800,000	Development Authority of Burke County, Revenue Bonds[2,3]	11/01/45	3.250	2,757,427
650,000	Development Authority of Burke County, Revenue Bonds[2,3]	12/01/49	1.700	629,145
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,664,294
3,850,000	Monroe County Development Authority, Revenue Bonds[2,3]	01/01/39	1.500	3,647,900
	Total Georgia			13,436,299

	Hawaii (0.2%)
1,600,000	State of Hawaii Airports System Revenue, Revenue Bonds	07/01/32	5.000	1,741,542
	Total Hawaii			1,741,542

	Illinois (4.0%)
3,800,000	Illinois Finance Authority, Revenue Bonds[3,5]	08/01/23	4.550	3,800,000
10,000,000	Illinois Finance Authority, Revenue Bonds[3,5]	08/01/23	4.550	10,000,000
3,915,000	Illinois Finance Authority, Revenue Bonds	02/15/36	5.000	4,103,995
3,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	3,433,430
5,900,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/53	5.250	6,223,302
1,150,000	Sales Tax Securitization Corp., Revenue Bonds[1]	01/01/35	5.000	1,281,474
1,100,000	Sales Tax Securitization Corp., Revenue Bonds[1]	01/01/36	5.000	1,208,534
	Total Illinois			30,050,735

	Indiana (1.7%)
3,000,000	Indiana Finance Authority, Revenue Bonds	11/01/43	5.000	3,121,437
2,535,000	Indiana Housing & Community Development Authority, Revenue Bonds	01/01/49	3.750	2,496,169
6,880,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/52	4.750	7,048,882
	Total Indiana			12,666,488

	Iowa (0.7%)
185,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	184,153
630,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.500	614,680
4,205,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	3.750	4,140,465
	Total Iowa			4,939,298

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Kentucky (2.4%)
$5,000,000	County of Trimble, Revenue Bonds	11/01/27	1.350%	$4,476,739
7,355,000	Kentucky Public Energy Authority, Revenue Bonds[2,3]	12/01/49	4.000	7,320,436
6,500,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[3]	08/01/52	4.751	6,242,388
	Total Kentucky			18,039,563

	Louisiana (0.7%)
5,500,000	Louisiana Public Facilities Authority, Revenue Bonds, NPFG (3-Month USD-LIBOR + 0.700%)[3]	02/15/36	4.265	5,302,247
	Total Louisiana			5,302,247

	Massachusetts (0.8%)
5,000,000	Massachusetts Clean Water Trust, Revenue Bonds (U.S. Consumer Price Index + 0.990%)[3]	08/01/23	3.460	5,000,000
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	359,114
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	461,310
	Total Massachusetts			5,820,424

	Michigan (0.9%)
40,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	40,971
3,325,000	Michigan Finance Authority, Revenue Bonds	04/15/42	4.000	3,185,536
3,250,000	Michigan Strategic Fund, Revenue Bonds[2,3]	06/01/53	3.875	3,237,644
	Total Michigan			6,464,151

	Minnesota (3.3%)
1,400,000	Becker Independent School District No 726, General Obligation Bonds[4]	02/01/32	0.000	1,009,279
1,300,000	Duluth Independent School District No 709, General Obligation Bonds[4]	02/01/31	0.000	980,834
1,050,000	Duluth Independent School District No 709, General Obligation Bonds[4]	02/01/32	0.000	759,487
1,035,000	Duluth Independent School District No 709, General Obligation Bonds[4]	02/01/33	0.000	716,457
1,000,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/36	5.350	1,049,803
692,360	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	620,774
560,150	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	539,536
1,457,847	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	1,400,237
636,254	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	583,935
3,276,871	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	2,766,898
1,535,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	3.750	1,511,934
4,710,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/51	3.000	4,538,460
5,250,000	Minnesota Housing Finance Agency, Revenue Bonds	01/01/51	3.000	5,055,048

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Minnesota (continued)
$3,395,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	5.000%	$3,502,018
	Total Minnesota			25,034,700

	Mississippi (0.1%)
1,000,000	Mississippi Business Finance Corp., Revenue Bonds[2,3]	03/01/27	2.200	984,675
	Total Mississippi			984,675

	Missouri (1.3%)
2,905,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/52	4.750	2,968,933
6,000,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/53	5.750	6,398,046
	Total Missouri			9,366,979

	Montana (0.3%)
665,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	659,848
1,600,000	Montana Board of Housing, Revenue Bonds	12/01/52	5.000	1,645,906
	Total Montana			2,305,754

	Nebraska (2.4%)
14,150,000	Central Plains Energy Project, Revenue Bonds[2,3]	05/01/53	5.000	14,672,452
1,690,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	3.750	1,658,951
1,990,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	1,958,767
	Total Nebraska			18,290,170

	Nevada (0.3%)
2,000,000	County of Clark, Revenue Bonds[2,3]	01/01/36	3.750	2,007,615
	Total Nevada			2,007,615

	New Hampshire (0.1%)
1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125	990,759
	Total New Hampshire			990,759

	New Jersey (3.6%)
4,000,000	New Jersey Economic Development Authority, Revenue Bonds[1]	06/15/34	5.000	4,413,905
3,330,000	New Jersey Economic Development Authority, Revenue Bonds[1]	06/15/35	5.000	3,641,947
2,250,000	New Jersey Economic Development Authority, Revenue Bonds[1]	06/15/36	5.250	2,480,028
11,590,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[4]	12/15/31	0.000	8,523,168
3,535,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, AGM[4]	12/15/33	0.000	2,411,910
1,365,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[4]	12/15/34	0.000	883,505
5,120,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[4]	12/15/34	0.000	3,313,954
1,750,000	Township of Ewing, General Obligation Bonds	08/01/29	2.000	1,584,034
	Total New Jersey			27,252,451

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Mexico (1.5%)
$8,600,000	City of Farmington, Revenue Bonds	04/01/29	1.800%	$7,524,923
1,020,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	1,011,725
2,325,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/51	3.500	2,273,296
	Total New Mexico			10,809,944

	New York (6.6%)
12,000,000	City of New York, General Obligation Bonds[3,5]	08/01/23	4.480	12,000,000
9,230,000	Metropolitan Transportation Authority, Revenue Bonds (SOFR + 0.330%)[3]	11/01/35	3.881	9,206,001
14,900,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[3,5]	08/01/23	4.480	14,900,000
5,655,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/31	2.000	4,742,787
1,320,000	Port Authority of New York & New Jersey, Revenue Bonds	10/15/34	5.000	1,460,760
1,500,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/35	5.000	1,632,621
2,105,000	Port Authority of New York & New Jersey, Revenue Bonds	04/01/36	5.000	2,159,534
1,395,000	Port Authority of New York & New Jersey, Revenue Bonds	08/01/36	5.000	1,536,106
3,500,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[4]	11/15/36	0.000	2,055,021
	Total New York			49,692,830

	North Carolina (3.0%)
2,400,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[3,5]	08/01/23	4.550	2,400,000
1,200,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds	01/15/37	4.000	1,205,825
1,680,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/47	4.000	1,667,209
4,150,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/48	4.000	4,116,366
3,580,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	4.000	3,547,450
1,975,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/50	4.000	1,957,288
2,400,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/51	3.000	2,304,255
2,675,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/51	3.000	2,569,730
2,120,000	Raleigh Durham Airport Authority, Revenue Bonds	05/01/34	5.000	2,299,309
	Total North Carolina			22,067,432

	North Dakota (2.1%)
875,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/49	4.250	872,224
2,800,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	2,792,072
1,885,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/52	3.000	1,812,383
3,975,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/53	4.000	3,947,193
6,200,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/53	5.750	6,611,603
	Total North Dakota			16,035,475

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Ohio (3.6%)
$12,000,000	County of Montgomery, Revenue Bonds[3,5]	08/01/23	4.480%	$12,000,000
6,285,000	Ohio Air Quality Development Authority, Revenue Bonds[2,3]	11/01/39	4.250	6,227,699
8,600,000	Ohio Higher Educational Facility Commission, Revenue Bonds[3,5]	08/01/23	4.430	8,600,000
	Total Ohio			26,827,699

	Oklahoma (0.4%)
2,990,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	2,962,592
	Total Oklahoma			2,962,592

	Oregon (5.3%)
3,150,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[4]	06/15/36	0.000	1,822,189
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[4]	06/15/32	0.000	1,037,098
2,250,000	Multnomah County School District No 40, General Obligation Bonds[4]	06/15/38	0.000	1,148,967
21,000,000	Multnomah County School District No 40, General Obligation Bonds[4]	06/15/43	0.000	8,037,754
12,000,000	Multnomah County School District No 7 Reynolds, General Obligation Bonds[4]	06/15/35	0.000	7,192,795
2,375,000	Oregon State Business Development Commission, Revenue Bonds[2,3]	12/01/40	2.400	2,373,546
2,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/36	5.000	2,188,344
1,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[4]	06/15/33	0.000	694,792
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[4]	06/15/35	0.000	658,149
1,905,000	Tillamook Bay Community College District, General Obligation Bonds[4]	06/15/38	0.000	995,748
3,750,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[4]	06/15/31	0.000	2,804,207
3,250,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[4]	06/15/34	0.000	2,111,732
2,000,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[4]	06/15/37	0.000	1,109,109
1,800,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[4]	06/15/41	0.000	791,497
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[4]	06/15/31	0.000	1,116,225
1,055,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[4]	06/15/33	0.000	719,641
6,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[4]	06/15/39	0.000	2,894,521
4,800,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[4]	06/15/40	0.000	2,179,932
	Total Oregon			39,876,246

	Other Territory (0.1%)
930,000	FHLMC Multifamily VRD Certificates, Revenue Bonds	05/15/27	2.304	865,978
	Total Other Territory			865,978

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Pennsylvania (3.3%)
$5,780,000	Bethlehem Area School District Authority, Revenue Bonds (SOFR + 0.350%)[3]	07/01/31	3.908%	$5,656,531
1,000,000	New Kensington-Arnold School District, General Obligation Bonds, BAM	05/15/28	2.500	957,274
10,700,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds[2,3]	08/01/37	0.580	10,212,689
1,090,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	1,217,351
2,500,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	2,577,029
1,470,000	School District of Philadelphia, General Obligation Bonds	09/01/36	4.000	1,472,849
2,700,000	School District of Philadelphia, General Obligation Bonds	09/01/39	4.000	2,575,509
	Total Pennsylvania			24,669,232

	South Carolina (1.5%)
850,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/34	2.650	758,791
7,195,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/52	4.000	7,148,360
3,000,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	5.750	3,253,024
	Total South Carolina			11,160,175

	South Dakota (2.2%)
55,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/44	4.000	54,800
2,250,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/46	3.500	2,223,248
1,685,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	1,688,570
2,560,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	2,536,841
4,810,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/50	3.750	4,736,594
4,950,000	South Dakota Housing Development Authority, Revenue Bonds	05/01/53	5.000	5,092,022
	Total South Dakota			16,332,075

	Tennessee (2.3%)
1,200,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/34	5.250	1,363,104
1,125,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/35	5.250	1,267,407
4,000,000	New Memphis Arena Public Building Authority, Revenue Bonds[4]	04/01/29	0.000	3,589,627
1,750,000	New Memphis Arena Public Building Authority, Revenue Bonds[4]	04/01/33	0.000	1,204,596
3,000,000	New Memphis Arena Public Building Authority, Revenue Bonds[4]	04/01/35	0.000	1,871,175
1,000,000	Tennessee Energy Acquisition Corp., Revenue Bonds	11/01/28	5.000	1,039,389
1,215,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/43	4.000	1,205,288
1,080,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/48	4.000	1,071,589
1,435,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/49	4.250	1,428,559
3,000,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/53	5.000	3,085,976
	Total Tennessee			17,126,710

	Texas (12.0%)
1,120,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/24	5.000	1,129,284
1,170,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/25	5.000	1,194,713
2,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/31	5.000	2,178,861
3,720,000	Fort Bend Independent School District, General Obligation Bonds[2,3]	08/01/51	0.720	3,303,307

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$1,750,000	Goose Creek Consolidated Independent School District, General Obligation Bonds[2,3]	02/15/35	0.600%	$1,613,741
1,030,000	Little Elm Independent School District, General Obligation Bonds[2,3]	08/15/48	0.680	976,393
1,025,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/25	5.000	1,054,071
1,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/34	5.000	1,547,558
1,000,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/35	5.000	1,027,842
5,900,000	Medina Valley Independent School District, General Obligation Bonds[2,3]	02/15/51	0.820	5,411,263
520,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	466,761
2,220,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	07/01/37	2.150	1,754,097
730,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	07/01/37	4.400	745,399
1,575,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/38	4.300	1,569,982
1,000,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/38	4.350	1,003,283
8,940,880	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	7,763,915
1,235,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,225,165
1,790,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/51	3.500	1,746,379
2,490,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/53	5.750	2,663,726
3,485,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/53	6.000	3,822,584
11,805,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month USD-LIBOR + 0.700%)[3]	12/15/26	4.420	11,733,941
9,175,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	9,534,920
12,345,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[3]	09/15/27	4.354	12,271,895
3,300,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[3]	09/15/27	4.530	3,261,219
10,865,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.870%)[3]	09/15/27	4.590	10,858,165
	Total Texas			89,858,464

	Utah (0.4%)
2,800,000	County of Utah, Revenue Bonds[3,5]	08/01/23	4.370	2,800,000
	Total Utah			2,800,000

	Virginia (1.9%)
2,750,000	Amelia County Industrial Development Authority, Revenue Bonds	04/01/27	1.450	2,488,618
8,700,000	Wise County Industrial Development Authority, Revenue Bonds[2,3]	10/01/40	0.750	7,988,642

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Virginia (continued)
$3,700,000	York County Economic Development Authority, Revenue Bonds[2,3]	05/01/33	3.650%	$3,676,685
	Total Virginia			14,153,945

	Washington (3.0%)
1,590,000	Port of Seattle, Revenue Bonds	06/01/25	3.450	1,567,653
1,500,000	Port of Seattle, Revenue Bonds	06/01/26	3.600	1,485,115
3,750,000	Port of Seattle, Revenue Bonds	04/01/27	5.000	3,786,497
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	424,326
5,050,000	Port of Seattle, Revenue Bonds	08/01/34	5.000	5,602,385
1,415,000	Port of Seattle, Revenue Bonds	08/01/35	5.000	1,555,992
3,000,000	Port of Seattle, Revenue Bonds	04/01/39	5.000	3,135,611
5,000,000	Washington Higher Education Facilities Authority, Revenue Bonds	04/01/42	4.000	4,772,072
295,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/47	4.000	294,353
	Total Washington			22,624,004

	Wisconsin (3.3%)
300,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/28	5.250	300,683
5,345,000	Public Finance Authority, Revenue Bonds[2,3]	10/01/46	3.700	5,383,233
7,800,000	University of Wisconsin Hospitals & Clinics, Revenue Bonds[3,5]	08/01/23	4.550	7,800,000
3,000,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	08/15/36	4.000	3,022,769
4,950,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	4,761,365
3,530,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds	03/01/52	3.000	3,390,397
	Total Wisconsin			24,658,447

	Wyoming (0.9%)
2,395,000	Wyoming Community Development Authority, Revenue Bonds	12/01/34	3.500	2,326,724
1,785,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	1,770,521
1,075,000	Wyoming Community Development Authority, Revenue Bonds	12/01/49	3.750	1,063,520
1,215,000	Wyoming Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/50	3.000	1,175,078
	Total Wyoming			6,335,843
	Total Municipal Bonds (Identified cost $767,288,274)			754,378,932

TOTAL INVESTMENTS (Identified cost $767,288,274)[6]			100.7%	$754,378,932
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS			(0.7)%	(5,053,546)
NET ASSETS			100.00%	$749,325,386

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

[1]	Represent a security purchased on a when-issued basis.
[2]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[3]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2023 coupon or interest rate.
[4]	Security issued with zero coupon. Income is recognized through accretion of discount.
[5]	Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of July 31, 2023.
[6]	The aggregate cost for federal income tax purposes is $767,288,274, the aggregate gross unrealized appreciation is $5,158,614 and the aggregate gross unrealized depreciation is $18,067,956, resulting in net unrealized depreciation of $12,909,342.

Abbreviations:

AGM	−	Assured Guaranty Municipal Corporation.
BAM	−	Build America Mutual.
BHAC	−	Berkshire Hathaway Assurance Corporation.
CME	−	Chicago Mercantile Exchange.
FGIC	−	Financial Guaranty Insurance Company.
FHA	−	Federal Housing Administration.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
NPFG	−	National Public Finance Guarantee Corporation.
SIFMA	−	Securities Industry and Financial Markets Association.
SOFR	−	Secured Overnight Financing Rate.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2023
Municipal Bonds*	$–	$754,378,932	$–	$754,378,932
Total Investment, at value	$–	$754,378,932	$–	$754,378,932

*	For geographical breakdown of municipal bond investments, refer to the Portfolio Investments.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.